Fair Value Measurements (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis
The following table sets forth by level within the fair value hierarchy the Company's financial assets that were accounted for at fair value on a recurring basis as of March 31, 2022 and December 31, 2021 (in thousands).
	March 31, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities - available for sale	$—	$75,772	$—	$75,772	$—	$70,323	$—	$70,323
	$—	$75,772	$—	$75,772	$—	$70,323	$—	$70,323

The Company's financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2021 and December 31, 2020 were as follows (in thousands):
	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities - available for sale	$—	$70,323	$—	$70,323	$—	$18,061	$—	$18,061
	$—	$70,323	$—	$70,323	$—	$18,061	$—	$18,061